Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense was comprised of the following for the dates indicated below:

	For the Years Ended December 31,
	2015	2014	2013
Current:
Federal	$1,056,002	$1,833,069	$380,143
State	285,699	267,904	164,491
Total Current Tax Expense	1,341,701	2,100,973	544,634
Deferred:
Federal	722,699	192,051	784,814
State	2,699	10,144	10,936
Total Deferred Tax Expense	725,398	202,195	795,750
Total Income Tax Expense	$2,067,099	$2,303,168	$1,340,384

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Years Ended December 31,
	2015	2014	2013
Tax at Statutory Income Tax Rate	$2,782,229	$2,758,729	$1,744,725
State Tax and Other	(41,986)	66,738	45,761
Tax Exempt Interest	(684,708)	(534,325)	(425,450)
Valuation Allowance	11,564	12,026	(24,652)
Total Income Tax Expense	$2,067,099	$2,303,168	$1,340,384

(13)         Income Taxes, Continued

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2015 and 2014 are presented below.

	At December 31,
	2015	2014
Deferred Tax Assets:
Deferred Compensation	$558,870	$521,256
Provision For Loan Losses	2,846,867	2,872,552
Other Real Estate Owned	1,004,332	1,194,141
Net Fees Deferred For Financial Reporting	112,782	114,924
Non-accrual Interest	—	431,696
Net Operating Losses	231,775	220,211
Other	205,009	207,423
Total Gross Deferred Tax Assets	4,959,635	5,562,203
Less: Valuation Allowance	(231,775)	(220,211)
Net Deferred Tax Assets	4,727,860	5,341,992
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,630	114,510
Depreciation	420,568	288,157
Other	42,271	63,536
Unrealized Gain on Securities Available for Sale	2,604,222	3,347,240
Total Gross Deferred Tax Liability	3,181,691	3,813,443
Net Deferred Tax Asset	$1,546,169	$1,528,549

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2015, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $11,564. Net deferred tax assets are included in other assets at December 31, 2015 and 2014. The Company had state net operating losses attributable to the non-bank entities of $7.0 million and $6.7 million for the years ended December 31, 2015 and 2014, respectively.

Retained earnings at December 31, 2015 included tax bad debt reserves of $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank holding company, they may be subject to federal income tax at the prevailing corporate tax rate.

As of December 31, 2015, the Company had no material unrecognized tax benefits or accrued interest and penalties. It is the Company's policy to account for interest and penalties accrued relative to unrecognized tax benefits as a component of income tax expense.

Tax returns for 2012 and subsequent years are subject to examination by taxing authorities.